FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
US$ MILLIONS	$ 241	$ 247
Non-recourse borrowings	3,486	3,535
Financial liabilities	1,031	1,008
Exchangeable and class B shares	2,221
Loans payable to Brookfield Infrastructure	1,143
Interest Expense:
Non-Recourse borrowings	776	726
Loans payable to Brookfield Infrastructure	476
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
US$ MILLIONS	240	245
Non-recourse borrowings	12	0
Financial liabilities	23	6
Exchangeable and class B shares	2,221
Loans payable to Brookfield Infrastructure	0
Interest Expense:
Non-Recourse borrowings	84	82
Loans payable to Brookfield Infrastructure	52
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
US$ MILLIONS	1	1
Non-recourse borrowings	0	0
Financial liabilities	969	28
Exchangeable and class B shares	0
Loans payable to Brookfield Infrastructure	0
Interest Expense:
Non-Recourse borrowings	77	69
Loans payable to Brookfield Infrastructure	52
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
US$ MILLIONS	0	1
Non-recourse borrowings	1,601	1,996
Financial liabilities	39	973
Exchangeable and class B shares	0
Loans payable to Brookfield Infrastructure	61
Interest Expense:
Non-Recourse borrowings	191	184
Loans payable to Brookfield Infrastructure	155
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
US$ MILLIONS	0	0
Non-recourse borrowings	1,873	1,539
Financial liabilities	0	1
Exchangeable and class B shares	0
Loans payable to Brookfield Infrastructure	1,082
Interest Expense:
Non-Recourse borrowings	424	$ 391
Loans payable to Brookfield Infrastructure	$ 217